Cover	Nov. 09, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2021
Entity Registrant Name	Biohaven Pharmaceutical Holding Company Ltd.
Entity Incorporation, State or Country Code	D8
Entity File Number	001-38080
Entity Address, Address Line One	c/o Biohaven Pharmaceuticals, Inc.
Entity Address, Address Line Two	215 Church Street
Entity Address, City or Town	New Haven
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06510
City Area Code	203
Local Phone Number	404-0410
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	BHVN
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Entity Emerging Growth Company	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Central Index Key	0001689813